Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	PROSHARES TRUST II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer